Details of Income Statement Items (Schedule of Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing income:
Net gain from changes in exchange rates	$ 0	$ 0	$ 37
Financing income in relation to employee benefits	0	1	7
Interest income from banks and others	37	40	47
Net gain from change in fair value of derivative designated as economic hedge	70	0	0
Net gain from change in fair value of derivative designated as cash flow hedge	52	0	0
Finance income	159	41	91
Financing expenses:
Net loss from change in fair value of derivative designated as economic hedge	0	3	54
Net loss from change in fair value of derivative designated as cash flow hedge	0	10	25
Interest expenses to banks and others	156	153	167
Financing expenses in relation to employees' benefits	28	13	13
Banks and finance institutions commissions (mainly commission on early repayment of loans)	7	5	7
Net loss from changes in exchange rates	115	4	0
Financing expenses	306	188	266
Net of borrowing costs capitalized	8	7	7
Finance expenses	298	181	259
Net financing expenses recorded in the income statements	$ 139	$ 140	$ 168